INVESTMENTS IN UNCONSOLIDATED AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in Unconsolidated Affiliates
Investments in unconsolidated affiliates

	December 31, 2021	December 31, 2020

	(U.S. Dollars in thousands)
Equity method investments	$126,534	$458,557
Cost method investments	1,873	—
Investments in unconsolidated affiliates	$128,407	$458,557
A rollforward of the carrying amount of Dole’s equity and cost method investments, other than Legacy Dole, as of December 31, 2021 and December 31, 2020 was as follows:

Amount
(U.S. Dollars in thousands)
Carrying amount as of December 31, 2019	$115,886
Share of income after tax	15,168
Equity method investment becoming a subsidiary	(5,328)
Dividends declared	(15,292)
Foreign exchange impact and other	7,638
Carrying amount as of December 31, 2020	118,072
Share of income after tax	14,851
Acquisition of Legacy Dole investments	22,314
Other additions	3,242
Gain on step-up acquisition of other equity method investments	7,670
Equity method investments becoming subsidiaries	(11,970)
Disposals	(9,537)
Dividends declared	(10,611)
Foreign exchange impact and other	(5,624)
Carrying amount as of December 31, 2021	$128,407

Schedule Of Equity Method Investments
Significant equity method investees and respective ownership interests as of December 31, 2021 and December 31, 2020 were as follows:

	December 31, 2021	December 31, 2020
	Ownership Interest
The Fresh Connection LLC	50%	50%
2451487 Ontario Inc.	50%	50%
2451490 Ontario Inc.	50%	50%
Frankort & Koning Beheer Venlo BV	50%	50%
Frutas IRU S.A.	50%	50%
Exportadora y Servicios El Parque Limitada	50%	50%
Steglinge AB	50%	50%
Vezet Convenience Nordic AB	50%	50%
Fruity Line Nordic AB	50%	50%
Bananera Tepeyac, S.A	50%	—%
Delica North America Inc	50%	50%
African Blue	10%	10%
Peviani SpA	—%	50%
DFC Holdings LLC	—%	45%
A rollforward of the carrying amount of Total Produce’s 45% investment in Legacy Dole as of December 31, 2021 and December 31, 2020 was as follows:

Amount
(U.S. Dollars in thousands)
Carrying amount as of December 31, 2019	$313,289
Share of net income	21,868
Share of other comprehensive income	4,551
Share of repayment of receivable from affiliates	777
Carrying amount as of December 31, 2020	340,485
Share of net income	38,874
Share of other comprehensive income	3,999
Share of repayment of receivable from affiliates	469
Impairment	(122,926)
Equity method investment becoming subsidiary	(259,000)
Foreign exchange impact	(1,901)
Carrying amount as of December 31, 2021	$—
Summarized financial information for Legacy Dole for the period from January 1, 2021 to July 29, 2021 and for the years ended December 31, 2020 and December 31, 2019 and as of December 31, 2021 and December 31, 2020 are as follows in the tables below. Unless otherwise noted, the results included herein represent Legacy Dole’s operations rather than the share attributable to the Company.

	Period Ended	Year Ended
	July 29, 2021	December 31, 2020	December 31, 2019
Summary Statements of Operations:	(U.S. Dollars in thousands)
Revenues, net	$2,878,597	$4,671,999	$4,515,955
Cost of sales	(2,601,253)	(4,306,200)	(4,161,393)
Selling, marketing, general and administrative expenses	(124,417)	(189,912)	(183,657)
Net interest expense	(36,998)	(72,906)	(82,072)
Earnings (loss) from equity method investments	27	2,149	(378)
Other income (expense), net	2,859	(29,305)	(3,316)
Income tax expense	(30,557)	(25,332)	(25,122)
Loss from discontinued operations	—	(43)	(2,500)
Less: Net income attributable to noncontrolling interests	(1,872)	(1,854)	(2,205)
Net income attributable to equity shareholders	$86,386	$48,596	$55,312
Dole plc share of net income attributable to equity shareholders	$38,874	$21,868	$24,890

	July 29, 2021	December 31, 2020
Summary Balance Sheets:	(U.S. Dollars in thousands)
Current assets	$927,026	$784,231
Intangible assets	278,079	278,093
Property, plant and equipment	1,094,605	1,093,355
Operating lease right-of-use assets	224,451	232,067
Assets held-for-sale	5,357	48,543
Other non-current assets	157,891	108,297
Debt	(1,378,473)	(1,247,522)
Operating lease liabilities	(221,072)	(229,220)
Other non-current liabilities	(332,931)	(348,956)
Other current liabilities	(626,609)	(683,542)
Noncontrolling interest	(10,252)	(9,367)
Net assets	118,072	25,979
Total Produce share of net assets	53,132	11,691
Goodwill	328,794	328,794
Impairment recognized upon the Acquisition	(122,926)	—
Carrying amount of investment	$259,000	$340,485
The following table presents the Company’s maximum exposure to loss in Dole as a VIE as of July 29, 2021 and December 31, 2020:

	July 29, 2021	December 31, 2020
	(U.S. Dollars in thousands)
Carrying value of equity investment in Legacy Dole	$259,000	$340,485
Maximum exposure to loss	259,000	340,485
The following table presents sales to and purchases from Legacy Dole for the period from January 1, 2021 to July 29, 2021 and for the years ended December 31, 2020 and December 31, 2019:

	Period Ended	Year Ended
	July 29, 2021	December 31, 2020	December 31, 2019
	(U.S. Dollars in thousands)
Sales	$9,974	$8,900	$4,600
Purchases	30,856	49,000	21,600
The following table presents amounts due from and to Legacy Dole as of July 29, 2021 and December 31, 2020:

	July 29, 2021	December 31, 2020
	(U.S. Dollars in thousands)
Amounts due from Legacy Dole presented within accounts receivable	1,800	1,298
Amounts due to Legacy Dole presented within accounts payable	$8,700	$2,627
Summarized financial information for all other equity method investments for the years ended December 31, 2021, December 31, 2020 and December 31, 2019 and as of December 31, 2021 and December 31, 2020 are as follows in the tables below. Unless stated otherwise, the information reflects the amounts reported in the financial statements of the other entities rather than the share attributable to the Company.

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
Summary Statements of Operations:	(U.S. Dollars in thousands)
Revenues, net	$1,760,608	$1,605,660	$1,621,362
Cost of sales	(1,601,557)	(1,383,617)	(1,391,192)
Other activity	(123,603)	(187,547)	(210,467)
Net income	$35,448	$34,496	$19,703
Net income attributable to Dole plc	$14,851	$15,168	$13,035

	December 31, 2021	December 31, 2020
Summary Balance Sheets:	(U.S. Dollars in thousands)
Current assets	$343,000	$382,187
Non-current assets	325,094	309,192
Current liabilities	(243,986)	(288,712)
Non-current liabilities	(147,583)	(140,590)
Noncontrolling interest	(2,686)	(3,900)
Net assets	$273,839	$258,177
Dole plc share of net assets	99,533	88,944
Goodwill	27,001	29,128
Carrying amount of investments	$126,534	$118,072
The following table presents sales to and purchases from other equity method investees for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019

	(U.S. Dollars in thousands)
Sales	$110,797	$104,721	$101,628
Purchases	141,975	64,204	101,130
The following tables presents amounts due from and to equity method investees as of December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020

	(U.S. Dollars in thousands)
Amounts due from equity method investees presented within accounts receivable	$30,703	$3,790
Amounts due to equity method investees presented within accounts payable	13,897	17,477
The following table provides a reconciliation to equity in net earnings of investments accounted for under the equity method in the consolidated statements of operations for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(U.S. Dollars in thousands)
Share in net earnings of investments accounted for under the equity method - Other than Legacy Dole	$14,851	$15,168	$13,035
Share in net earnings of investments accounted for under the equity method - Legacy Dole	38,874	21,868	24,890
Deferred income tax expense related to Legacy Dole	(10,441)	(6,757)	(982)
Share in net earnings of investments accounted for under the equity method	43,284	30,279	36,943
Impairment of original 45% investment in Legacy Dole	(122,926)	—	—
Gain on preexisting contractual arrangements with Legacy Dole	93,000	—	—
Gain on release of deferred tax reserves attributable to Legacy Dole	20,124	—	—
Gain on release of Legacy Dole indemnities	4,403	—	—
Gain on release of cumulative equity reserves attributable to Legacy Dole	1,376	—	—
Net impact of step-up acquisition in Legacy Dole	(4,023)	—	—
Gain on step-up acquisition of other equity method investments	7,670	—	—
Gain on disposal of equity method investment	1,096	—	—
Equity in net earnings of investments accounted for under the equity method	$48,027	$30,279	$36,943